Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 26, 2023
Statement of Financial Position [Abstract]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	1,250,000	1,250,000	1,250,000
Convertible preferred stock, shares issued	111	111	1,101
Convertible preferred stock, shares outstanding	111	111	1,101
Class A common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock, shares authorized	130,000,000	130,000,000	130,000,000
Class A common stock, shares issued	2,826,468	2,783,667	2,728,169	37,500
Class A common stock, shares outstanding	2,826,468	2,783,667	2,728,169